CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 42,089	$ 17,344
Prepayments and other current assets.	716	87
Other receivables due from related parties	2
Total current assets	42,807	17,431
Property and equipment, net	541	94
Prepayment for property and equipment	31
Deferred offering costs	0	815
Security deposits	88	8
Operating lease right-of-use asset, net	806
TOTAL ASSETS	44,273	18,348
Current liabilities
Other payable due to related parties		71
Accrued expenses and other liabilities	1,906	1,564
Operating lease liabilities - current	198
Total current liabilities	2,104	1,635
Non-current liabilities
Operating lease liabilities -non - current	668
TOTAL LIABILITIES	2,772	1,635
Commitments and contingencies
Convertible preferred shares
Total convertible preferred shares		31,806
Shareholders' (deficit) equity
Ordinary shares, par value of US$0.0001 per share; 492,179,086 shares authorized; 10,274,403 and 24,898,908 shares issued and outstanding as of December 31, 2021 and 2022, respectively	3	1
Additional paid-in capital	81,761	12,325
Accumulated other comprehensive loss	(392)	(196)
Accumulated deficit	(39,871)	(27,223)
Total shareholders' (deficit) equity	41,501	(15,093)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' (DEFICIT) EQUITY	$ 44,273	18,348
Series A convertible preferred shares
Convertible preferred shares
Total convertible preferred shares		8,806
Series B convertible preferred shares
Convertible preferred shares
Total convertible preferred shares		$ 23,000